UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number  811-08266
                                                -----------------

                              The India Fund, Inc.
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                               New York, NY 10166
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Simpson Thacher & Bartlett LLP
                              425 Lexington Avenue
                               New York, NY 10017
         --------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4939
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                  Date of reporting period: September 30, 2005
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

THE INDIA FUND, INC.

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS

INDIA (100% OF HOLDINGS)

NUMBER                                                             PERCENT OF
OF SHARES      SECURITY                                            HOLDINGS        COST              VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.02% of holdings)
               AIRLINES                                              0.16%
       72,500  Jet Airways (India) Ltd                                        $     1,988,140    $    1,841,399
                                                                              ---------------    --------------
                                                                                    1,988,140         1,841,399
                                                                              ---------------    --------------
               APPAREL MANUFACTURERS                                 0.19%
      550,000  Crew B.O.S. Products Ltd                                             2,125,271         2,183,612
                                                                              ---------------    --------------
                                                                                    2,125,271         2,183,612
                                                                              ---------------    --------------
               CEMENT                                                1.29%
      558,998  Associated Cement Companies Ltd                                      5,280,413         6,195,196
    4,722,380  Gujarat Ambuja Cements Ltd                                           5,614,579         8,243,891
       15,054  Simplex Concrete Piles India                                           345,104           425,905
                                                                              ---------------    --------------
                                                                                   11,240,096        14,864,992
                                                                              ---------------    --------------
               CHEMICALS                                             0.53%
    1,407,400  Tata Chemicals Ltd                                                   5,411,709         6,138,268
                                                                              ---------------    --------------
                                                                                    5,411,709         6,138,268
                                                                              ---------------    --------------
               COMPUTER HARDWARE                                     1.35%
    2,120,560  HCL Infosystems Ltd                                                  6,930,905        11,556,606
    1,010,150  NIIT Technologies Ltd                                                3,277,414         3,977,185
                                                                              ---------------    --------------
                                                                                   10,208,319        15,533,791
                                                                              ---------------    --------------
               COMPUTER SOFTWARE & PROGRAMMING                      11.46%
      954,360  Geodesic Information Systems Ltd                                       451,906         5,649,316
      228,850  I-Flex Solutions Ltd                                                 3,323,709         5,108,198
    1,456,571  Infosys Technologies Ltd                                            28,774,570        83,388,814
      347,964  KPIT Cummins Infosystems Ltd                                         1,298,558         2,184,421
      649,000  Patni Computer Systems Ltd                                           5,343,570         6,673,784
    1,409,546  Satyam Computer Services Ltd                                        12,140,480        17,955,561
    1,287,800  Wipro Ltd                                                            6,994,916        10,890,573
                                                                              ---------------    --------------
                                                                                   58,327,709       131,850,667
                                                                              ---------------    --------------
               COMPUTER TRAINING                                     0.21%
      248,100  NIIT Ltd                                                               819,788         1,671,776
      358,041  SSI Ltd                                                                817,542           708,508
                                                                              ---------------    --------------
                                                                                    1,637,330         2,380,284
                                                                              ---------------    --------------
               CONSTRUCTION/BUILDING MATERIALS                       0.81%
      501,836  IVRCL Infrastructures and Projects Ltd                               4,870,632         9,321,605
                                                                              ---------------    --------------
                                                                                    4,870,632         9,321,605
                                                                              ---------------    --------------
               CONSULTING SERVICES                                   0.55%
      186,694  Tata Consultancy Services                                            5,685,772         6,290,015
                                                                              ---------------    --------------
                                                                                    5,685,772         6,290,015
                                                                              ---------------    --------------

                                                            THE INDIA FUND, INC.

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER                                                             PERCENT OF
OF SHARES      SECURITY                                            HOLDINGS        COST              VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
               CONSUMER GOODS-FOOD MANUFACTURERS                     0.26%
    1,472,000  Balrampur Chini Mills Ltd.                                     $     3,109,805    $    2,958,062
                                                                              ---------------    --------------
                                                                                    3,109,805         2,958,062
                                                                              ---------------    --------------
               CONSUMER NON-DURABLES                                 5.83%
      833,000  Dabur India Ltd                                                      2,153,435         3,094,975
    6,260,501  Hindustan Lever Ltd                                                 23,843,725        25,795,286
   12,286,275  ITC Ltd.                                                            19,944,638        38,215,583
                                                                              ---------------    --------------
                                                                                   45,941,798        67,105,844
                                                                              ---------------    --------------
               DIAGNOSTIC EQUIPMENT                                  0.09%
       61,376  Vimta Labs Ltd                                                       1,131,175         1,067,955
                                                                              ---------------    --------------
                                                                                    1,131,175         1,067,955
                                                                              ---------------    --------------
               DIVERSIFIED INDUSTRIES                               10.35%
      506,532  Grasim Industries Ltd                                                4,671,404        15,219,579
    1,181,200  HEG Ltd                                                              4,258,599         4,567,360
      678,000  Lakshmi Overseas Industries Ltd                                      3,046,894         5,783,009
    5,067,143  Reliance Industries Ltd                                             51,173,581        91,454,065
      351,897  Zen Technologies Ltd+                                                1,368,719         2,053,433
                                                                              ---------------    --------------
                                                                                   64,519,197       119,077,446
                                                                              ---------------    --------------
               ELECTRICITY                                           1.94%
    6,622,750  National Thermal Power Corporation Ltd                              12,359,101        15,967,508
    2,338,700  Neyveli Lignite Corporation Ltd                                      4,083,185         4,431,109
      144,300  Reliance Energy Ltd                                                  2,018,861         1,911,856
                                                                              ---------------    --------------
                                                                                   18,461,147        22,310,473
                                                                              ---------------    --------------
               ELECTRONICS & ELECTRICAL EQUIPMENT                    7.59%
      509,771  Bharat Electronics Ltd                                               6,162,068         9,857,428
    1,838,062  Bharat Heavy Electricals Ltd                                        15,637,909        51,423,093
      501,392  Jyoti Structures Ltd                                                   752,152         3,146,459
      670,167  Mather & Platt Pumps Ltd                                             3,293,999         3,582,151
      574,250  Salora International Ltd                                             2,238,464         1,632,691
      169,502  Siemens India Ltd                                                    3,859,253        10,047,133
      386,703  Sterlite Industries (India) Ltd                                      6,017,902         7,692,280
                                                                              ---------------    --------------
                                                                                   37,961,747        87,381,235
                                                                              ---------------    --------------
               ENGINEERING                                           5.99%
      263,049  ABB Ltd                                                              3,105,368        10,229,983
      995,800  Bharat Earth Movers Ltd                                              6,810,087        21,036,034
      269,095  Gammon India Ltd                                                       549,349         2,486,826
      458,004  Hindustan Construction Ltd                                           3,999,665        11,249,824
    1,967,952  Jaiprakash Associates Ltd                                            6,426,534        13,392,727
      402,158  Thermax India Ltd                                                    1,481,800         8,159,330
      183,095  Walchandnagar Industries Ltd                                         2,059,076         2,352,978
                                                                              ---------------    --------------
                                                                                   24,431,879        68,907,702
                                                                              ---------------    --------------
               EXTRACTIVE INDUSTRIES                                 7.77%
    5,759,650  Hindalco Industries Ltd                                             12,249,433        19,264,336
    2,656,141  Oil and Natural Gas Corporation Ltd                                 47,468,005        64,094,165

                                                            THE INDIA FUND, INC.

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER                                                             PERCENT OF
OF SHARES      SECURITY                                            HOLDINGS        COST              VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
               EXTRACTIVE INDUSTRIES (CONTINUED)
      254,150  Sesa Goa Ltd                                                   $     4,168,849    $    6,066,303
                                                                              ---------------    --------------
                                                                                   63,886,287        89,424,804
                                                                              ---------------    --------------
               FERTILIZERS                                           0.18%
      440,560  Indo Gulf Fertilisers Ltd                                              539,287         2,022,177
                                                                              ---------------    --------------
                                                                                      539,287         2,022,177
                                                                              ---------------    --------------
               FINANCE                                              15.95%
      509,935  Corporation Bank                                                     3,435,470         4,925,950
    1,980,908  HDFC Bank Ltd                                                       17,208,521        30,978,581
    1,783,340  Housing Development Finance Corporation Ltd                         17,622,515        42,171,032
    2,049,171  ICICI Bank Ltd                                                       7,104,774        27,981,799
      100,000  IndusInd Bank Ltd                                                      183,744           160,468
    4,311,720  Infrastructure Development Finance Company Ltd+                      4,667,753         6,953,280
      374,076  Jammu and Kashmir Bank Ltd                                           2,943,631         3,855,199
      453,920  LIC Housing Finance Ltd                                              2,586,596         2,077,305
      389,300  Oriental Bank of Commerce                                            2,987,427         2,412,039
      255,996  Punjab National Bank Ltd                                             2,289,872         2,623,428
    1,759,133  State Bank of India                                                  7,688,997        37,555,379
       45,550  State Bank of India GDR                                                525,435         2,254,725
    1,221,550  UTI Bank Ltd                                                         6,320,228         7,376,812
      500,000  UTI Bank Ltd 144A GDR+                                               2,955,000         2,975,000
    6,450,386  Vijaya Bank Ltd                                                      9,478,322         9,265,140
                                                                              ---------------    --------------
                                                                                   87,998,285       183,566,137
                                                                              ---------------    --------------
               FOOD                                                  0.86%
      978,500  Dhampur Sugar Mills Ltd+                                             2,980,108         3,506,486
      567,751  Ruchi Soya Industries Ltd                                            2,979,691         3,680,406
    1,255,629  Satnam Overseas Ltd                                                  2,722,956         2,686,044
                                                                              ---------------    --------------
                                                                                    8,682,755         9,872,936
                                                                              ---------------    --------------
               HOTELS & LEISURE                                      0.69%
      797,157  Hotel Leelaventure Ltd                                                 755,185         4,705,157
      186,423  Indian Hotels Company Ltd                                            2,587,609         3,235,530
                                                                              ---------------    --------------
                                                                                    3,342,794         7,940,687
                                                                              ---------------    --------------
               HOUSEHOLD APPLIANCES                                  0.53%
      560,760  Voltas Ltd                                                           2,659,152         6,064,218
                                                                              ---------------    --------------
                                                                                    2,659,152         6,064,218
                                                                              ---------------    --------------
               MEDIA                                                 0.09%
      279,200  Balaji Telefilms Ltd                                                   601,722           794,448
       50,000  Zee Telefilms Ltd                                                      228,280           196,463
                                                                              ---------------    --------------
                                                                                      830,002           990,911
                                                                              ---------------    --------------
               PETROLEUM RELATED                                     1.72%
            3  Bharat Petroleum Corporation Ltd                                            22                28
      526,878  Hindustan Petroleum Corporation Ltd                                  3,766,802         3,789,351
    1,378,640  Indian Oil Corporation Ltd                                           6,687,841        14,165,828
       37,300  Niko Resources Ltd ADR                                                 664,770         1,614,195

                                                            THE INDIA FUND, INC.

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER                                                             PERCENT OF
OF SHARES      SECURITY                                            HOLDINGS        COST              VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
               PETROLEUM RELATED (CONTINUED)
       40,000  Shiv-Vani Oil & Gas Exploration                                $       208,312    $      203,980
                                                                              ---------------    --------------
                                                                                   11,327,747        19,773,382
                                                                              ---------------    --------------
               PHARMACEUTICALS                                       3.49%
      350,500  Cadila Healthcare Ltd                                                4,109,134         4,225,293
      127,257  Dishman Pharmaceuticals Ltd                                          1,519,506         2,257,715
    1,203,500  FDC Ltd                                                              1,554,508         1,357,753
      168,527  Lupin Ltd                                                            2,519,545         2,894,072
    1,689,780  Matrix Laboratories Ltd                                              4,330,898         7,079,665
      844,926  Ranbaxy Laboratories Ltd                                             8,954,405         9,440,917
      587,912  Sun Pharmaceutical Industries Ltd                                    5,653,780         8,946,051
      354,500  Wockhardt Ltd+                                                       1,616,807         3,934,454
                                                                              ---------------    --------------
                                                                                   30,258,583        40,135,920
                                                                              ---------------    --------------
               RETAIL STORES                                         0.37%
      929,400  SB&T International Ltd                                               1,851,444         1,620,346
      132,757  Trent Ltd                                                              467,324         2,657,254
                                                                              ---------------    --------------
                                                                                    2,318,768         4,277,600
                                                                              ---------------    --------------
               SHIPPING                                              0.88%
    1,105,400  Bharati Shipyard Ltd+                                                4,040,059         8,791,154
      151,577  CCL Products India Ltd                                                 933,251         1,398,377
                                                                              ---------------    --------------
                                                                                    4,973,310        10,189,531
                                                                              ---------------    --------------
               STEEL                                                 4.10%
      584,383  Jindal Steel & Power Ltd                                            14,281,402        19,284,705
    2,100,000  Sujana Metals Products Ltd                                           2,969,552         3,491,641
    2,533,291  Tata Iron and Steel Company Ltd                                     17,740,018        24,402,337
                                                                              ---------------    --------------
                                                                                   34,990,972        47,178,683
                                                                              ---------------    --------------
               TELECOMMUNICATIONS                                    5.29%
    7,666,260  Bharti Tele-Ventures Ltd+                                           25,990,505        60,768,602
       45,000  Mahanagar Telephone Nigam Ltd                                          144,531           130,502
                                                                              ---------------    --------------
                                                                                   26,135,036        60,899,104
                                                                              ---------------    --------------
               TELECOMMUNICATIONS EQUIPMENT                          0.00%
            1  Shyam Telecom Ltd+                                                          14                 2
                                                                              ---------------    --------------
                                                                                           14                 2
                                                                              ---------------    --------------
               TELEVISIONS                                           0.20%
      253,590  Television Eighteen India Ltd                                        2,350,000         2,338,058
                                                                              ---------------    --------------
                                                                                    2,350,000         2,338,058
                                                                              ---------------    --------------
               TEXTILES-COTTON                                       0.84%
    1,689,500  Arvind Mills Ltd                                                     4,772,811         5,128,256
      673,950  Mahavir Spinning Mills Ltd                                           2,119,975         4,522,126
                                                                              ---------------    --------------
                                                                                    6,892,786         9,650,382
                                                                              ---------------    --------------

                                                            THE INDIA FUND, INC.

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER                                                                 PERCENT OF
OF SHARES      SECURITY                                                HOLDINGS          COST             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)
               TRANSPORTATION                                             1.42%
      541,426  Container Corporation of India Ltd                                  $     5,224,685   $     16,378,860
                                                                                   ---------------   ----------------
                                                                                         5,224,685         16,378,860
                                                                                   ---------------   ----------------
               VEHICLE COMPONENTS                                         1.47%
    2,748,000  Amtek Auto Ltd                                                            8,349,625         16,869,901
                                                                                   ---------------   ----------------
                                                                                         8,349,625         16,869,901
                                                                                   ---------------   ----------------
               VEHICLES                                                   4.57%
      201,600  Bajaj Auto Ltd                                                            5,433,483          7,759,067
       39,060  Escorts Ltd+                                                                103,263             90,398
      962,837  Hero Honda Motors Ltd                                                    10,943,942         16,249,859
    1,932,670  Mahindra & Mahindra Ltd                                                  10,682,439         16,627,600
      965,125  Tata Motors Ltd                                                           7,889,854         11,732,311
       13,500  Tata Motors Ltd ADR                                                         118,800            166,455
                                                                                   ---------------   ----------------
                                                                                        35,171,781         52,625,690
                                                                                   ---------------   ----------------
               TOTAL COMMON STOCKS                                                     632,983,595      1,139,412,333
                                                                                   ---------------   ----------------

SHORT-TERM INVESTMENTS (0.98% of holdings)
    3,163,170  Birla Cash Plus+                                                            753,281            775,774
    3,269,998  Deutsche Insta Cash Plus Fund+                                              770,096            793,041
   13,510,558  HDFC Liquid Fund+                                                         4,050,256          4,151,289
    3,284,788  Prudential ICICI Liquid Plan+                                             1,223,391          1,260,263
   17,680,218  Standard Chartered Grindlays Cash Fund Growth Option+                     4,207,480          4,333,291
                                                                                   ---------------   ----------------
               TOTAL SHORT-TERM INVESTMENTS                                             11,004,504         11,313,658
                                                                                   ---------------   ----------------
               TOTAL INDIA                                                             643,988,099      1,150,725,991
                                                                                   ---------------   ----------------
               TOTAL INVESTMENTS*                                       100.00%    $   643,988,099   $  1,150,725,991
                                                                                   ===============   ================

--------------
FOOTNOTES AND ABBREVIATIONS

      ADR - American Depository Receipts

      GDR - Global Depository Receipts

      +     Non income producing.

      * As of December 31, 2004, the aggregate cost for federal income tax purposes was $339,981,186. The aggregate gross unrealized appreciation (depreciation) for all securities was as follows:

              Excess of value over tax cost            $   319,404,453
              Excess of tax cost over value                 (3,632,179)
                                                       ---------------
                                                       $   315,772,274
                                                       ===============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                The India Fund, Inc.
            -----------------------------------------------------------------

By (Signature and Title)*   /s/ Bryan McKigney
                         ----------------------------------------------------
                            Bryan McKigney, Director, President & Chairman
                            (principal executive officer)

Date     October 31, 2005
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Bryan McKigney
                         ----------------------------------------------------
                            Bryan McKigney, Director, President & Chairman
                            (principal executive officer)

Date     October 31, 2005
    -------------------------------------------------------------------------


By (Signature and Title)*   /s/ Alan Kaye
                         ----------------------------------------------------
                            Alan Kaye, Treasurer
                            (principal financial officer)

Date     October 31, 2005
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.